19. Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Lawsuits and proceedings that resulted in provisions
	Provisions	Escrow deposits	December 31, 2019	Provisions	Escrow deposits	December 31, 2018
Customer claims (i)	253,665	(9,973)	243,692	290,649	(43,841)	246,808
Supplier claims (ii)	153,654	(298)	153,356	67,985	(24,380)	43,605
Other civil claims (iii)	93,910	(16,496)	77,414	98,302	(13,519)	84,783
Tax claims (iv)	59,143	(3,518)	55,625	63,335	(8,091)	55,244
Labor claims (v)	325,129	(12,329)	312,800	302,935	(10,932)	292,003
Environmental claims (vi)	192,950	(29)	192,921	170,419	-	170,419
Total	1,078,451	(42,643)	1,035,808	993,625	(100,763)	892,862

Current	550,247	-	550,247	458,387	-	458,387
Noncurrent	528,204	(42,643)	485,561	535,238	(100,763)	434,475

Changes in provisions
	December 31, 2018	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2019
Customer claims (i)	290,649	57,314	53,929	(99,379)	(48,848)	253,665
Supplier claims (ii)	67,985	54,223	102,686	(42,948)	(28,292)	153,654
Other civil claims (iii)	98,302	28,888	18,713	(9,766)	(42,227)	93,910
Tax claims (iv)	63,335	11,821	2,918	(4,982)	(13,949)	59,143
Labor claims (v)	302,935	167,995	61,483	(112,084)	(95,200)	325,129
Environmental claims (vi)	170,419	42,198	24,358	(312)	(43,713)	192,950
Subtotal	993,625	362,439	264,087	(269,471)	(272,229)	1,078,451
Escrow deposits	(100,763)	(14,051)	(11,844)	19,191	64,824	(42,643)
Total	892,862	348,388	252,243	(250,280)	(207,405)	1,035,808

	December 31, 2017	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2018
Customer claims (i)	438,619	29,732	40,749	(141,421)	(77,030)	290,649
Supplier claims (ii)	332,037	36,100	21,161	(308,253)	(13,060)	67,985
Other civil claims (iii)	114,544	22,578	12,939	(16,146)	(35,613)	98,302
Tax claims (iv)	77,100	10,763	4,157	(2,490)	(26,195)	63,335
Labor claims (v)	299,842	83,499	32,290	(44,900)	(67,796)	302,935
Environmental claims (vi)	160,446	33,392	18,294	(115)	(41,598)	170,419
Subtotal	1,422,588	216,064	129,590	(513,325)	(261,292)	993,625
Escrow deposits	(344,384)	(53,205)	(5,533)	269,248	33,111	(100,763)
Total	1,078,204	162,859	124,057	(244,077)	(228,181)	892,862

	December 31, 2016	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2017
Customer claims (i)	572,210	26,642	44,805	(138,466)	(66,572)	438,619
Supplier claims (ii)	332,667	23,017	36,888	(39,433)	(21,102)	332,037
Other civil claims (iii)	131,286	13,517	12,057	(19,975)	(22,341)	114,544
Tax claims (iv)	69,898	6,877	7,392	(259)	(6,808)	77,100
Labor claims (v)	285,413	55,106	38,861	(43,498)	(36,040)	299,842
Environmental claims (vi)	150,084	32,377	16,156	(24,585)	(13,586)	160,446
Subtotal	1,541,558	157,536	156,159	(266,216)	(166,449)	1,422,588
Escrow deposits	(368,483)	(29,089)	(7,823)	15,354	45,657	(344,384)
Total	1,173,075	128,447	148,336	(250,862)	(120,792)	1,078,204

Lawsuits deemed as contingent liabilities
	December 31, 2019	December 31, 2018
Customer claims (i)	86,061	207,600
Supplier claims (ii)	1,986,736	1,459,100
Other civil claims (iii)	679,623	719,300
Tax claims (iv)	1,184,811	1,439,100
Labor claims (v)	631,364	624,200
Environmental claims (vi)	4,864,894	4,343,800
Total	9,433,489	8,793,100